Operating Profit (Tables)	12 Months Ended
Feb. 28, 2022
Disclosure of profit (loss) from operating activities [text block] [Abstract]
Schedule of operating profit
		Year ended February 28/29
Figures in Rand thousands	Notes	2022	2021	2020

Operating profit is stated after accounting for the following charges:

Depreciation of property, plant and equipment	5	458,281	372,936	282,976
Amortization of capitalized commission assets	6	64,566	46,957	31,262
Amortization of intangible assets	7	39,078	25,856	12,786
Write down of inventory to net realizable value		–	–	7,623
Employee benefits expense [1]		720,606	396,369	325,686
Defined contribution plan		26,534	21,742	17,731

[1]	After offsetting government grant received ZAR 6.7 million (2021: ZAR 16.7 million, 2020: Nil).